EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year shares $ / shares	Dec. 31, 2018 USD ($) year shares $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.64	$ 0.60
Dividends received		$ 1,903,000,000
Number of Common Shares Held by the Company | shares	42,278,231	37,538,531			30,569,215
Common equity	$ (620,000,000)	$ (575,000,000)
Expense from share-based payment transactions with employees	$ 87,000,000	$ 84,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares				$ 25.00
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding | shares	1,052,874,535	997,229,553
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	85,120
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted	$ 5.89	$ 5.38
Option life, share options granted | year	7.5	7.5
Expected volatility, share options granted	1690.00%	1630.00%
Weighted average expected dividend yield, annual	200.00%	190.00%
Risk-free rate	250.00%	280.00%
Liquidity Discount	2500.00%	2500.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted	$ 6.81	$ 5.38
Number of share options granted in share-based payment arrangement | shares	10,650,000	5,815,000
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 23.66	$ 21.40
Option life, share options granted | year	8.5	7,500,000.0
Expected volatility, share options granted	1730.00%	1630000000.00%
Weighted average expected dividend yield, annual	180.00%	190000000.00%
Risk-free rate	210.00%	280000000.00%
Liquidity Discount	2500.00%	2500000000.00%
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	10,700,000	5,800,000
Expense from share-based payment transactions with employees	$ 25,000,000	$ 25,000,000
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Number of instruments granted in share-based payment arrangement | shares	800,493	581,051
Expense from share-based payment transactions with employees	$ 25,000,000	$ 20,000,000
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Top of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, hold period	5 years
Cash-Settled Share-Based Payment Arrangement | Employees and Directors | Deferred Stock Units and Restricted Stock Units
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement	$ 1,400,000,000	894,000,000
Expense from share-based payment transactions with employees	7,000,000	11,000,000
Oaktree [Member] | Brookfield Class A Shares [Member]
Disclosure of classes of share capital [line items]
Consideration transferred, acquisition-date fair value			$ 53,000,000
Percentage of voting equity interests acquired			61.00%
Private Equity
Disclosure of classes of share capital [line items]
Dividends received	122,000,000
Private Equity | Construction Services [Member]
Disclosure of classes of share capital [line items]
Transaction price allocated to remaining performance obligations	$ 7,000,000,000	$ 8,000,000,000
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	P2Y	2
Service concession arrangements [member] | Private Equity | Brazilian water and wastewater services [Member]
Disclosure of classes of share capital [line items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	P24Y	P25Y